Discontinued Operations Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 03, 2017
Park and HGV spin-offs [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Distribution of spin-off companies stock to stockholders			100.00%
Park and HGV spin-offs [Member] | Transition Services Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period of continuing involvement after disposal		2 years
HGV spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Spin-off company common stock distributed for every ten shares of the Company's common stock			1
Common stock to receive for spin-off company common stock			10
HGV spin-off [Member] | Franchise and licensing fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues from discontinued operations after disposal	$ 98	$ 87
HGV spin-off [Member] | Licensing Agreements [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period of continuing involvement after disposal		100 years
Royalty fee rate		5.00%
Park spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Spin-off company common stock distributed for every five shares of the Company's common stock			1
Common stock to receive for spin-off company common stock			5
Park spin-off [Member] | Management and franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues from discontinued operations after disposal	154	$ 157
Park spin-off [Member] | Other revenue from managed and franchised properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues from discontinued operations after disposal	$ 1,167	$ 1,197